Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
CIK	dei_EntityCentralIndexKey	0000919160
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 08, 2014
Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014